ACQUIRED INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Sep. 30, 2022
ACQUIRED INTANGIBLE ASSETS, NET
Gross Carrying Amount	¥ 77,487	¥ 80,638
Accumulated Amortization	(73,877)	(73,092)
Impairment provision	(3,610)	(4,557)
Acquired intangible assets, net		2,989
Technology rights for licensed seeds
ACQUIRED INTANGIBLE ASSETS, NET
Gross Carrying Amount	72,748	75,899
Others
ACQUIRED INTANGIBLE ASSETS, NET
Gross Carrying Amount	¥ 4,739	¥ 4,739